Long-Term Debt	12 Months Ended
Dec. 31, 2011
Short-Term Debt/Long-Term Debt [Abstract]
LONG-TERM DEBT

20.    LONG-TERM DEBT

Emera’s long-term debt includes the issuances detailed below. Medium-term notes and debentures are issued under trust indentures at fixed interest rates and are unsecured unless noted below. Also included are certain bankers’ acceptances and commercial paper where the Company has the intention and the unencumbered ability to refinance the obligations for a period greater than one year. Long-term debt as at December 31 consisted of the following:

millions of Canadian dollars	Stated Interest Rate	Effective Interest Rate	Maturity	2011	2010
Emera
Bankers acceptances, LIBOR loans (1)	-	2.16%	4 year renewal	$251.0	$396.7
Medium-term notes
Series F	4.10%	4.19%	2014	250.0	250.0
Series G	4.83%	4.89%	2019	225.0	225.0
Series H	2.96%	3.05%	2016	250.0	-
				725.0	475.0
Promissory note		-	2016	1.8	-
Capital lease obligations				1.7	2.5
				979.5	874.2
NSPI
Commercial Paper (2)	-	1.08%	4 year renewal	$312.8	$288.4
Medium-term notes
Series F	8.85%	8.21%	2025	125.0	125.0
Series I	8.40%	8.43%	2015	70.0	70.0
Series L	8.30%	8.96%	2036	60.0	60.0
Series M (3)	8.50%	7.76%	2026	40.0	40.0
Series N	7.60%	7.57%	2097	50.0	50.0
Series P	6.28%	6.28%	2029	40.0	40.0
Series R	7.45%	7.51%	2031	75.0	75.0
Series S	6.95%	7.12%	2033	200.0	200.0
Series T	5.75%	6.09%	2013	300.0	300.0
Series V	5.67%	5.71%	2035	150.0	150.0
Series W	5.95%	6.01%	2039	200.0	200.0
Series X	5.61%	5.65%	2040	300.0	300.0
				1,610.0	1,610.0
Debentures – Series 3	9.75%	9.99%	2019	95.0	95.0
Capital lease obligations				-	0.1
				2,017.8	1,993.5
Bangor Hydro (4)
LIBOR loans and demand loans (5)	-	2.14%	2 year renewal	$63.3	$38.6
General & refunding mortgage bonds (6)
$20 million	8.98%	8.98%	2022	20.3	19.9
$30 million	10.25%	10.25%	2020	30.5	29.8
				50.8	49.7

millions of Canadian dollars	Stated Interest Rate	Effective Interest Rate	Maturity	2011	2010
Bangor Hydro Continued (4)
Senior unsecured notes
$20 million 2002	6.09%	6.09%	2012	20.3	19.9
$50 million 2003 (7)	5.31%	5.31%	2018	32.3	36.2
$30 million 2007	5.65%	5.65%	2014	30.5	29.8
$20 million 2007	5.87%	5.87%	2017	20.3	19.9
				103.4	105.8
				217.5	194.1
MPS (4)
Maine Public Utility Financing Bank Bonds (8)	0.46%	6.20%	2021	$13.8	$13.5
Maine Public Utility Financing Bank Bonds (8)	0.46%	6.32%	2025	9.2	8.9
LIBOR loans				-	1.0
Capital lease obligations				-	0.1
				23.0	23.5
GBPC (4)
Unsecured notes	5.96%	5.96%	2014	$31.9	$35.5
Bond notes	7.07%	7.07%	2020- 2023	52.7	49.7
				84.6	85.2
BLPC
Royal Bank of Canada (9)	7.00%	7.00%	2021	$11.3	-
National Insurance Board (9)	6.65%	6.65%	2020	10.2	-
National Insurance Board (9)	6.875%	6.875%	2025	10.2	-
First Caribbean International Bank (10)	5.985%	5.985%	2015	4.3	-
European Investment Bank (11)	4.27%	4.27%	2013	7.9	-
				43.9	-
Adjustments
Commercial Paper in NSPI re-classed to short-term debt (2)	1.08%	4 year renewal		(59.3)	(46.7)
Unamortized debt discount – net				2.2	2.1
Amount due within one year				(35.7)	(10.6)
				(92.8)	(55.2)
Long-Term Debt				$3,273.5	$3,115.3
(1)	Emera’s revolving credit facility matures in June 2015, at which point the Company has the intention to renew under similar terms. The credit facility can be extended annually with the approval of the syndicated banks.
(2)	NSPI’s commercial paper is backed by a revolving credit facility which matures in 2015. NSPI has the ability to refinance commercial paper on a long-term basis; however amounts expected to be paid through working capital are classified as short-term debt (note 19). All other drawings are classified as long-term debt.
(3)	Notes extendable until 2056 at the option of the holders.
(4)	Debt issued and payable in USD.
(5)	Bangor Hydro’s revolving credit facility matures in September 2013, at which point the Company has the intention to renew under similar terms.
(6)	Secured by property, plant and equipment of Bangor Hydro.
(7)	Sinking fund payments beginning in year five.
(8)	The interest on these USD variable rate bonds is fixed through the MPS interest rate swaps. The 1996 Series bonds of $13.6 million, due in 2021, are fixed at 4.42 percent, while the 2000 Series bonds of $9.0 million, due in 2025, are fixed at 4.53 percent.
(9)	Debt issued and payable in Barbadian dollars. Borrowings are secured under a Debenture Trust Deed which creates a first and floating charge on the Company’s property, present and future.
(10)	Debt issued and payable in USD. Borrowings are secured under a Debenture Trust Deed which creates a first and floating charge on the Company’s property, present and future.
(11)	Debt issued and payable in USD. Borrowings are guaranteed by the Government of Barbados.

The Company’s total long-term credit facilities, outstanding borrowings and available capacity as at December 31 were as follows:

millions of Canadian dollars	Maturity	2011	2010
Emera – revolving credit facility (1)	June 2015	$700.0	$600.0
NSPI – revolving credit facility (2)	June 2015	500.0	600.0
Bangor Hydro – revolving credit facility	September 2013	81.4	79.6
Total		1,281.4	1,279.6
Less:
Borrowings under credit facilities		634.1	726.8
Letters of credit issued inside credit facilities		13.7	11.4
Use of available facilities		647.8	738.2
Available capacity under existing agreements		$633.6	$541.4
(1)	Advances on the revolving credit facility can be made by way of overdraft on accounts up to $30 million and such advances are classified as short-term debt (note 19).
(2)	Advances on the revolving credit facility can be made by way of overdraft on accounts up to $50 million and such advances are classified as short-term debt (note 19).

Credit Facilities

In June, 2010, Emera entered into a three year revolving credit facility for $600 million with a syndicate of banks. In June, 2010, NSPI entered into a three year revolving credit facility for $600 million with a syndicate of banks. In August 2011, Emera increased its committed syndicated revolving bank line of credit from $600 million to $700 million, and NSPI reduced its committed syndicated revolving bank line of credit from $600 million to $500 million. The maturity of both facilities was extended from June 2013 to June 2015.

NSPI has an active commercial paper for up to $400 million, of which outstanding amounts are 100 percent backed by NSPI’s bank line, which results in an equal amount of credit being considered drawn and unavailable.

On June 24, 2010, Bangor Hydro entered into a 39 month revolving credit facility for $80 million USD with a syndicate of banks.

Issuances

On December 13, 2011, Emera completed the issue of $250 million Series H Medium-Term Notes. The Series H Notes bear interest at a rate of 2.96 percent and yield 2.969 percent per annum until December 13, 2016.

The net proceeds of the offering will be used to repay short-term borrowings and for general corporate purposes.

Debt Covenants

Emera and certain subsidiaries debt obligations contain covenants related to the amount of debt to capitalization as defined in certain agreements. In addition, other covenants and financial reporting obligations exist. Failure to comply with these covenants could result in an event of default, which if not cured or waived, could result in the acceleration of outstanding debt obligations. As at December 31, 2011, Emera and each of its subsidiaries were in compliance with all respective financial covenants related to outstanding debt.

Debt shelf prospectus

Emera

In February 2011, Emera filed an amended and restated short form base shelf prospectus. This amendment increased the aggregate principal amount of debt securities and preferred shares that may be offered from time to time under the short form base shelf prospectus from $500 million to $650 million. As at December 31, 2011, $150 million in preferred shares and $250 million of medium term notes have been issued under the short form base shelf prospectus and shelf prospectus supplements. Concurrently with the Canadian filing of this amendment, Emera also filed a registration statement on Form F-9 with the U.S. Securities and Exchange Commission to register debt securities and preferred shares having an aggregate initial offering price of up to $500 million for sale in the United States.

NSPI

In May 2011, NSPI filed an amendment to its amended and restated short form base shelf prospectus and an amendment to its prospectus supplement for medium-term notes (unsecured). These amendments increased the aggregate principal amount of debt securities and medium-term notes that may be offered from time to time under the short form base shelf prospectus and prospectus supplement from $500 million to $800 million. As at December 31, 2011, $300 million in medium-term notes have been issued under NSPI’s short form base shelf prospectus and prospectus supplement since their initial filing in 2010.

Long-Term Debt Maturities

As at December 31, 2011, long-term debt maturities, including capital lease obligations, for each of the next five years and in aggregate thereafter are as follows:

millions of Canadian dollars	2012	2013	2014	2015	2016	Greater than 5 years	Total
Emera	$1.1	$0.9	$250.7	$251.6	$250.2	$225.0	$979.5
NSPI	-	300.0	-	323.5	-	1,335.0	1,958.5
Bangor Hydro	24.9	67.9	35.1	4.6	4.6	80.4	217.5
MPS	-	-	-	-	-	23.0	23.0
GBPC	4.0	4.2	15.7	8.1	-	52.6	84.6
BLPC	-	7.9	-	4.1	-	31.9	43.9
Total	$30.0	$380.9	$301.5	$591.9	$254.8	$1,747.9	$3,307.0